Net Loss Per Share (Details) - Schedule of computes basic loss per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator for basic and diluted net loss per share:
Net loss	$ (35,207)	$ (12,875)
Denominator for basic and diluted net loss per share:
Weighted average shares	96,690,716	78,736,661
Net loss per share of Class A and Class B common stock - basic and diluted	$ (0.36)	$ (0.16)